Goodwill and Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) unit	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting units | unit	1
Impairment charges	$ 0	$ 0	$ 0
Impairment of intangible assets indefinite-lived	$ 27,000	$ 88,000
Impairment of intangible asset indefinite lived excluding goodwill statement of income or comprehensive income extensible enumeration not disclosed flag	indefinite-lived assets	indefinite-lived assets
Amortization expense	$ 15,800,000	$ 15,800,000	$ 15,400,000